Fees Summary	Jul. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,391,207.32
Previously Paid Amount	366.09
Total Fee Amount	366.09
Total Offset Amount
Net Fee	$ 0.00